Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations and Comprehensive Income - Parent Company [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative	$ 770,127	$ 394,676	$ 764,111	$ 378,857
Total operating expenses	770,127	394,676	764,111	378,857
Operating loss	(770,127)	(394,676)	(727,709)	(378,857)
Other income (expense)
Net investment gain	203,675	64,989	238,812
Interest income	247,440	60,924
Other expense, net	(8,145)	(615)
Total other income, net	442,970	125,298	(3,382)	(4,327)
Share of income from subsidiaries	448,819	891,352	1,222,415	1,798,894
Income before provision for income taxes	121,662	621,974	1,047,641	1,415,745
Net income	121,662	621,974	1,047,641	1,415,745
Comprehensive income
Net income	121,662	621,974	1,047,641	1,415,745
Comprehensive income	$ 121,662	$ 621,974	$ 1,047,641	$ 1,415,745
Earnings per ordinary share
Earnings per ordinary share basic (in Dollars per share)	$ 0.01	$ 0.05	$ 0.08	$ 0.13
Earnings per ordinary share diluted (in Dollars per share)	$ 0.01	$ 0.05	$ 0.08	$ 0.13
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	14,392,364	12,122,574	13,257,469	10,987,679
Weighted average number of ordinary shares outstanding diluted (in Shares)	14,392,364	12,122,574	13,257,469	10,987,679